JPMorgan Mid Cap Value Fund Class L Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	9.79%	8.85%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.62%	6.76%	6.59%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.12%	7.50%	6.85%